LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 3.99%
321 Henderson Receivables I LLC, 2004-A A1 (1 Month LIBOR USD + 0.464%) (a)(c)	09/15/2045	5.80%	$10,221	$10,121
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	269,761	263,388
AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	832,556	818,768
Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.764%) (c)	03/15/2032	7.10%	189,992	188,570
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	1,050,000	1,019,925
Barclays Dryrock Issuance Trust, A	02/15/2029	4.72%	4,900,000	4,814,026
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	2,105,642	2,016,820
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	1,123,236	1,098,721
Series 2021-P4 A-3	01/11/2027	1.31%	3,285,160	3,152,639
Series 2022-P3	11/10/2027	4.61%	3,825,000	3,749,001
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	2,014,125	1,762,263
Dell Equipment Finance Trust, 2023-2 (a)	01/22/2029	5.84%	1,010,000	1,011,551
Diamond Resorts Owner Trust, 2021-1A A (a)	11/21/2033	1.51%	345,850	317,195
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	1,488,204	1,343,845
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/25/2041	6.26%	2,717,702	2,667,027
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	492,862	491,592
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	436,291	427,262
Series 2021-3 A3	06/16/2026	0.48%	1,581,434	1,528,660
Series 2021-4 A3	09/16/2026	0.68%	1,496,875	1,436,112
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	851,970	798,452
Honda Auto Receivables Owner Trust
Series 2020-3 A3	10/18/2024	0.37%	279,258	276,924
Series 2023-2 A2	04/15/2026	5.41%	3,740,000	3,732,061
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	473,957	468,175
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	387,089	377,731
Series 2019-1A A (a)	11/20/2036	2.89%	185,207	177,351
Series 2019-2A A (a)	10/20/2038	2.22%	242,630	227,443
Series 2021-1WA A (a)	01/22/2041	1.14%	597,666	542,608
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	633,025	547,650
OneMain Financial Issuance Trust, 2018-2A A (a)	03/14/2033	3.57%	287,508	284,119
PFS Financing Corp.
Series 2020-G A (a)	02/15/2026	0.97%	900,000	883,476
Series 2021-B A (a)	08/15/2026	0.77%	1,450,000	1,382,695
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	2,364,000	2,114,938
SoFi Professional Loan Program LLC, 2017-B A2FX (a)	05/25/2040	2.74%	7,244	7,224
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,526,358	1,254,917
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	2,480,813	2,144,010
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,091,953
Toyota Auto Loan Extended Note Trust, 2020-1 A (a)	05/25/2033	1.35%	1,050,000	974,923
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	745,461	741,226
Volkswagen Auto Loan Enhanced Trust, 2021-1 A3	06/22/2026	1.02%	2,294,729	2,214,085
TOTAL ASSET BACKED SECURITIES (Cost $50,631,429)				48,359,447

COMMODITY POOL: 15.04%			Shares
Galaxy Commodity - Polaris Fund LLC (h)			N/A	182,546,979
TOTAL COMMODITY POOL (Cost $246,449,305)				182,546,979
			Principal
CORPORATE BONDS: 7.92%			Amount
Aerospace & Defense: 0.20%
Boeing Co.	02/01/2028	3.25%	1,320,000	1,188,638
L3Harris Technologies, Inc.	01/15/2027	5.40%	710,000	703,903
Raytheon Technologies Corp.	11/16/2028	4.13%	560,000	522,412
				2,414,953
Agriculture: 0.07%
Philip Morris International, Inc.	02/15/2028	4.88%	835,000	808,925

Auto Manufacturers: 0.30%
General Motors Financial Co., Inc.	06/23/2028	5.80%	1,185,000	1,157,590
Toyota Motor Credit Corp.	09/11/2025	5.60%	825,000	826,250
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	855,000	849,232
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	850,000	771,724
				3,604,796
Banks: 3.48%
Banco Santander SA (b)	03/24/2025	3.50%	675,000	648,858
Banco Santander SA (b)	05/28/2025	2.75%	465,000	437,937
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	3,455,000	3,168,889
Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	1,740,000	1,643,205
Bank of America NA	08/18/2026	5.53%	3,015,000	3,000,845
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	1,385,000	1,369,956
Barclays PLC (SOFR + 2.220%) (b)(c)	09/13/2029	6.49%	1,055,000	1,046,847
Canadian Imperial Bank (b)	04/07/2027	3.45%	975,000	900,292
Citibank NA	09/29/2028	5.80%	1,390,000	1,390,636
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	2,100,000	2,070,252
Credit Suisse AG (b)	07/09/2027	5.00%	850,000	816,630
Deutsche Bank NY (b)	05/28/2024	0.90%	655,000	632,123
Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	775,000	766,486
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.463%) (c)	09/29/2025	3.27%	3,400,000	3,294,669
Goldman Sachs Group, Inc. (SOFR + 1.075%) (c)	08/10/2026	5.80%	2,980,000	2,957,604
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,205,000	1,123,210
ING Groep NV (b)	04/09/2024	3.55%	1,175,000	1,159,392
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	930,000	897,575
JPMorgan Chase & Co. (SOFR + 1.450%) (c)	07/24/2029	5.30%	2,765,000	2,690,824
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,165,000	1,104,708
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	425,000	408,183
Morgan Stanley (SOFR + 1.630%) (c)	07/20/2029	5.45%	650,000	633,915
Morgan Stanley Bank NA	07/16/2025	5.48%	1,625,000	1,619,308
Morgan Stanley Bank NA	04/21/2026	4.75%	825,000	806,507
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	850,000	812,507
Royal Bank of Canada (b)	07/26/2024	3.97%	1,095,000	1,077,121
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	420,000	405,003
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,015,000	981,759
Toronto-Dominion Bank (b)	09/10/2026	1.25%	1,255,000	1,106,552
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	650,000	629,598
UBS Group AG (1 Year CMT Rate + 1.600%) (a)(b)(c)	12/22/2027	6.33%	480,000	479,255
Wells Fargo & Co. (SOFR + 1.740%) (c)	07/25/2029	5.57%	1,135,000	1,108,409
Wells Fargo Bank NA	08/07/2026	5.45%	1,000,000	993,840
				42,182,895
Biotechnology: 0.15%
Amgen, Inc.	03/02/2028	5.15%	1,820,000	1,790,191

Building Materials: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	550,000	522,137

Chemicals: 0.04%
Nutrien Ltd. (b)	03/27/2028	4.90%	495,000	478,180

Cosmetics & Personal Care: 0.12%
Haleon US Capital LLC	03/24/2027	3.38%	1,625,000	1,507,781

Diversified Financial Services: 0.50%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2027	6.10%	1,715,000	1,706,785
Air Lease Corp.	12/15/2027	5.85%	1,085,000	1,070,546
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	1,065,000	1,045,450
Charles Schwab Corp.	03/03/2027	2.45%	890,000	792,872
Dragon 2012 LLC	03/12/2024	1.97%	1,191	1,175
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	2,301	2,252
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	902,842
Phoenix 2012 LLC	07/03/2024	1.61%	2,281	2,229
Private Export Funding Corp.	06/15/2025	3.25%	510,000	490,632
Tagua Leasing LLC (c)	11/16/2024	1.58%	2,848	2,773
				6,017,556
Electric: 0.33%
Florida Power & Light Co.	04/01/2028	5.05%	1,065,000	1,051,753
Florida Power & Light Co.	05/15/2028	4.40%	865,000	834,167
Georgia Power Co.	05/16/2028	4.65%	580,000	559,618
NSTAR Electric Co.	05/15/2027	3.20%	1,405,000	1,304,478
Southern California Edison Co.	02/01/2026	1.20%	305,000	275,343
				4,025,359
Entertainment: 0.22%
Warnermedia Holdings, Inc.	03/15/2027	3.76%	2,865,000	2,645,251

Food: 0.15%
Nestle Holdings, Inc. (a)	03/13/2026	5.25%	1,100,000	1,097,552
SYSCO Corp.	07/15/2027	3.25%	855,000	785,914
				1,883,466
Healthcare - Products: 0.40%
Baxter International, Inc.	11/29/2024	1.32%	2,595,000	2,456,624
PerkinElmer, Inc.	09/15/2024	0.85%	2,505,000	2,380,085
				4,836,709
Healthcare - Services: 0.04%
HCA, Inc.	03/15/2027	3.13%	595,000	540,514

Household Products & Wares: 0.06%
Clorox Co.	10/01/2027	3.10%	800,000	731,745

Insurance: 0.33%
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,040,000	955,216
Metropolitan Life Global Funding I (a)	01/06/2028	5.05%	460,000	449,791
Principal Life Global Funding II (a)	01/12/2026	0.88%	1,090,000	973,447
Protective Life Global Funding (a)	07/05/2024	0.78%	1,650,000	1,585,544
				3,963,998
Machinery - Diversified: 0.04%
John Deere Capital Corp.	07/14/2028	4.95%	520,000	512,901

Media: 0.12%
Charter Communications Operating LLC	07/23/2025	4.91%	1,545,000	1,510,314

Oil & Gas: 0.04%
Pioneer Natural Resources Co.	03/29/2026	5.10%	515,000	508,594

Pharmaceuticals: 0.25%
CVS Health Corp.	06/01/2026	2.88%	1,410,000	1,313,524
Pfizer Investment Enterprises Pte Ltd. (b)	05/19/2028	4.45%	1,785,000	1,721,384
				3,034,908
Pipelines: 0.20%
Enbridge, Inc. (b)	02/14/2025	2.50%	640,000	609,878
Enterprise Products Operating LLC	01/10/2026	5.05%	760,000	751,818
MPLX LP	03/01/2026	1.75%	1,225,000	1,110,886
				2,472,582
Real Estate Investment Trusts: 0.24%
Brixmor Operating Partnership LP	06/15/2026	4.13%	860,000	810,108
SITE Centers Corp.	02/01/2025	3.63%	525,000	499,795
SITE Centers Corp.	06/01/2027	4.70%	1,755,000	1,624,911
				2,934,814
Software: 0.06%
Oracle Corp.	03/25/2028	2.30%	810,000	701,852

Telecommunications: 0.54%
AT&T, Inc.	06/01/2027	2.30%	1,175,000	1,040,499
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	950,000	902,478
T-Mobile USA, Inc.	02/15/2026	2.25%	2,120,000	1,953,038
T-Mobile USA, Inc.	07/15/2028	4.80%	1,075,000	1,033,259
Verizon Communications, Inc.	03/22/2028	2.10%	1,980,000	1,701,121
				6,630,395
TOTAL CORPORATE BONDS (Cost $99,476,913)				96,260,816

MORTGAGE BACKED SECURITIES: 7.37%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.944%) (a)(b)(c)	12/18/2037	6.28%	268,031	266,233
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.264%) (a)(c)	04/15/2034	6.60%	1,250,000	1,133,049
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	877,000	739,383
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	44,802	41,208
BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/15/2039	6.48%	3,750,000	3,650,483
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 1.022%) (a)(c)	08/15/2036	6.36%	269,769	268,314
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 1.064%) (a)(c)	08/15/2038	6.40%	1,895,412	1,775,320
BX Commercial Mortgage Trust
Series 2021-XL2 B (1 Month LIBOR USD + 1.112%) (a)(c)	10/15/2038	6.44%	2,736,756	2,664,628
Series 2021-CIP A (1 Month LIBOR USD + 1.035%) (a)(c)	12/15/2038	6.37%	2,950,000	2,887,075
Citigroup Commercial Mortgage Trust, 2021-PRM2 A (1 Month LIBOR USD + 1.064%) (a)(c)	10/15/2038	6.40%	3,750,000	3,665,395
Comm Mortgage Trust
Series 2015-3BP A (a)	02/10/2035	3.18%	1,030,000	968,505
Series 2014-UBS2 A5	03/10/2047	3.96%	1,190,000	1,180,996
Series 2014-UBS2 AM	03/10/2047	4.20%	1,150,000	1,136,805
Series 2015-CR27 AM	10/10/2048	3.98%	1,000,000	939,916
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.86%	3,640,000	3,633,121
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/25/2041	6.16%	1,526,559	1,514,215
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	7.31%	1,840,877	1,855,684
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	1,965,936	1,988,877
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	8.06%	460,060	471,573
Series 2023-R01 (SOFR30A + 2.400%) (a)(c)	12/25/2042	7.71%	1,291,938	1,313,746
CSMC Trust, 2017-CALI A (a)	11/10/2032	3.43%	1,750,000	1,435,000
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.235%) (a)(c)	11/15/2038	6.57%	2,650,000	2,588,460
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.564%) (c)	07/25/2030	5.88%	63,350	63,304
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	6.21%	1,043,257	1,035,433
FHLMC Multifamily Structured Pass Through Certificates
Series K052 A1	01/25/2025	2.60%	122,299	119,366
Series K050 A1	01/25/2025	2.80%	987,710	965,045
Series K059 A1	09/25/2025	2.76%	558,565	534,385
FHLMC SUPER	10/01/2038	5.50%	7,510,000	7,432,627
FNMA UMBS	09/01/2038	5.50%	1,688,861	1,671,546
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.96%	90,542	90,458
Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	6.11%	2,054,756	2,050,975
Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.81%	2,190,000	2,158,530
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/25/2042	6.31%	1,192,950	1,181,819
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	709,148	715,270
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	7.31%	1,915,371	1,929,291
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	7.61%	2,051,581	2,067,547
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	6.16%	2,698,457	2,670,826
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	6.61%	767,858	765,913
FRESB Multifamily Mortgage Pass Through Certificates
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	279,328	274,388
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	511,711	495,121
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,379,202	1,327,220
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	509,056	476,463
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.914%) (a)(c)	02/15/2038	6.25%	1,400,000	1,099,001
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.364%) (a)(c)	11/15/2036	6.70%	3,685,000	3,583,489
GS Mortgage Securities Trust
Series 2021-ROSS A (1 Month LIBOR USD + 1.264%) (a)(c)	05/15/2026	6.60%	2,000,000	1,762,663
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	877,264	732,774
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.914%) (a)(c)	04/15/2038	6.25%	1,653,569	1,634,663
Series 2013-C15 A-S	11/15/2045	4.42%	241,404	240,797
Series 2014-C23 ASB	09/15/2047	3.66%	242,927	239,408
Series 2014-C22 AS	09/15/2047	4.11%	1,350,000	1,272,996
Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,353,459
MHC Commercial Mortgage Trust, 2021-MHC A (1 Month LIBOR USD + 0.915%) (a)(c)	04/15/2038	6.25%	1,844,982	1,819,526
New Residential Mortgage Loan Trust, 2016-1A A1 (a)(d)	03/25/2056	3.75%	99,424	90,608
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.764%) (a)(c)	06/25/2057	6.08%	197,234	186,954
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.994%) (a)(c)	07/15/2038	6.33%	3,250,000	3,027,422
SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	6.98%	3,478,968	3,325,766
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.936%) (a)(c)	11/15/2036	6.27%	3,750,000	3,685,294
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/15/2050	3.50%	820,740	778,139
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	148,370	139,757
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	349,702	325,852
TOTAL MORTGAGE BACKED SECURITIES (Cost $92,791,993)				89,442,081

MUNICIPAL BONDS: 0.36%
County of King WA Sewer Revenue	07/01/2025	0.80%	320,000	296,382
Forsyth County School District	02/01/2024	0.92%	660,000	650,029
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	650,000
Nebraska Public Power District	01/01/2024	2.22%	675,000	669,067
State of Hawaii	08/01/2025	1.03%	1,955,000	1,808,879
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	267,786
TOTAL MUNICIPAL BONDS (Cost $4,530,000)				4,342,143

U.S. GOVERNMENT AGENCY ISSUES: 3.53%
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,316,672
Federal Home Loan Banks	12/20/2024	1.00%	5,835,000	5,534,015
Federal Home Loan Banks	04/14/2025	0.50%	3,950,000	3,674,468
Federal Home Loan Banks	08/28/2025	2.07%	11,855,000	11,168,940
Federal Home Loan Banks	02/25/2028	1.10%	6,475,000	5,480,609
Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,980,600
Federal National Mortgage Association	07/02/2024	1.75%	6,000,000	5,834,404
Federal National Mortgage Association	12/18/2026	0.88%	5,505,000	4,823,761
Small Business Administration Participation Certificates	11/01/2032	2.09%	4,676	4,161
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $44,032,934)				42,817,630

U.S. GOVERNMENT NOTES: 14.79%
United States Treasury Note	05/31/2025	0.25%	6,840,000	6,307,228
United States Treasury Note	06/15/2025	2.88%	1,775,000	1,708,923
United States Treasury Note	07/15/2025	3.00%	15,150,000	14,600,221
United States Treasury Note	08/31/2025	0.25%	12,985,000	11,848,305
United States Treasury Note	09/15/2025	3.50%	20,960,000	20,346,756
United States Treasury Note	10/31/2025	0.25%	4,400,000	3,989,906
United States Treasury Note	04/15/2026	3.75%	20,790,000	20,221,523
United States Treasury Note	05/31/2026	0.75%	43,270,000	38,861,869
United States Treasury Note	07/15/2026	4.50%	5,145,000	5,097,570
United States Treasury Note	08/15/2026	1.50%	5,180,000	4,721,489
United States Treasury Note	11/30/2027	3.88%	21,540,000	20,883,703
United States Treasury Note	01/31/2028	3.50%	16,920,000	16,150,008
United States Treasury Note	03/31/2028	3.63%	15,400,000	14,766,555
TOTAL U.S. GOVERNMENT NOTES (Cost $183,889,317)				179,504,056

SHORT TERM INVESTMENTS: 31.25%
U.S. GOVERNMENT AGENCY ISSUE: 0.87%
Federal Home Loan Banks	2/27/2024	5.02%	10,750,000	10,525,199
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $10,527,090)				10,525,199

U.S. TREASURY BILLS: 30.38%
United States Treasury Bill	10/19/2023	4.55%	82,833,000	82,634,118
United States Treasury Bill	11/09/2023	4.80%	83,015,000	82,572,530
United States Treasury Bill	01/18/2024	5.20%	61,619,000	60,639,720
United States Treasury Bill	02/15/2024	5.22%	84,347,000	82,659,380
United States Treasury Bill	03/14/2024	5.24%	61,639,000	60,148,655
TOTAL U.S. TREASURY BILLS (Cost $368,676,714)				368,654,403
TOTAL SHORT TERM INVESTMENTS (Cost $379,209,804)				379,179,602

TOTAL INVESTMENTS (Cost $1,101,005,695): 84.25%				1,022,452,754
Cash - Interest Bearing Deposit Account: 6.52%(e)(f)				79,076,579
Other Assets in Excess of Liabilities: 9.23% (g)				111,962,238
TOTAL NET ASSETS: 100.00%				$1,213,491,571

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2023, the value of these securities total $101,446,881 which represents 8.36% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(e)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. At September 30, 2023, the value of this collateral totals $37,886.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.

(g)	Includes assets pledged as collateral for derivative contracts. At September 30, 2023, the value of these assets totals $406,133.
(h)
Investment valued using net asset value per share as practical expedient. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TSFR1M	1 Month Average Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2023	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$408,445,098	$78,771,356	Deutsche Bank AG

#			Comprised of a proprietary basket of Commodity Trading Advisor’s ‘‘CTA’’) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2023 are shown below:#
			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Oct-23		1,755		$162,318,236	11.80%
WTI Crude (NYMEX)	Nov-23		867		77,194,458	5.61%
Natural Gas	Feb-24		1,191		38,803,233	2.82%
Natural Gas	Jan-24		1,063		37,630,200	2.74%
Brent Crude	Oct-23		499		36,875,453	2.68%
WTI Crude	Nov-23		418		27,049,022	1.97%
Heating Oil	Nov-23		174		23,320,977	1.70%
WTI Crude	Dec-23		592		22,036,370	1.60%
WTI Crude (ICE)	Nov-23		176		15,636,667	1.14%
Sugar No.11	Feb-24		444		13,242,396	0.96%
Endex Dutch TTF Gas Future	May-24		369		12,824,745	0.93%
Lean Hogs	Oct-23		359		11,655,311	0.85%
Copper	Feb-24		146		11,260,182	0.82%
Lean Hogs	Feb-24		347		10,504,898	0.76%
Low Sulphur Gasoil	Nov-23		104		10,051,176	0.73%
Copper (COMEX)	Dec-23		100		9,380,981	0.68%
Gasoline RBOB	Nov-23		93		9,272,363	0.67%
Gasoline RBOB	Dec-23		88		8,674,904	0.63%
Hard Red Wheat	Mar-24		250		8,596,208	0.62%
Natural Gas	Oct-23		267		7,863,117	0.57%
Feeder Cattle	Jan-24		59		7,630,256	0.55%
Heating Oil	Dec-23		58		7,534,956	0.55%
Soybean Meal	Dec-23		184		7,097,569	0.52%
Wheat	Dec-23		236		6,773,377	0.49%
Total Purchase Contracts					583,227,052	42.39%

Sale Contracts:(1)
Brent Crude (ICE)	Nov-23		(1,493)		$135,334,368	9.84%
Natural Gas	Dec-23		(2,334)		84,264,050	6.13%
WTI Crude (NYMEX)	Oct-23		(626)		56,943,296	4.14%
Gold	Dec-23		(257)		48,076,209	3.50%
Live Cattle	Dec-23		(592)		44,621,715	3.24%
Soybean	Jan-24		(534)		35,060,936	2.55%
Copper (COMEX)	Mar-24		(240)		22,555,284	1.64%
Red Spring Wheat	Dec-23		(551)		20,449,170	1.49%
Lean Hogs	Dec-23		(672)		19,328,065	1.41%
Endex Dutch TTF Gas Future	Nov-23		(524)		18,764,280	1.36%
Wheat	Mar-24		(485)		14,645,925	1.06%
Brent Crude (ICE)	Dec-23		(141)		12,572,617	0.91%
Endex Dutch TTF Gas Future	Mar-24		(354)		12,371,051	0.90%
Sugar No.11	Apr-24		(389)		11,040,190	0.80%
WTI Crude (NYMEX)	May-24		(121)		9,854,137	0.72%
Red Spring Wheat	Mar-24		(238)		9,083,678	0.66%
Cocoa	Mar-24		(257)		8,804,963	0.64%
Gasoline RBOB	Oct-23		(78)		7,913,074	0.58%
European Rapeseed	Dec-23		(59)		7,830,406	0.57%
Feeder Cattle	Nov-23		(59)		7,550,335	0.55%
Endex Dutch TTF Gas Future	Apr-24		(203)		7,282,222	0.53%
Nickel	Dec-23		(63)		7,060,920	0.51%
Heating Oil	Oct-23		(49)		6,884,878	0.50%
Total Sale Contracts					608,291,770	44.23%
Other Futures Contracts					141,885,336	10.32%
Total Futures Contracts					1,333,404,158	96.94%

Forward Currency Contracts:
Purchase Contracts:(1)			Delivered (in USD)		Received (in USD)
USD/EUR	09/30/2023	U.S. Dollar	$12,977,123	Euro	$12,977,123	0.94%
Total Forward Currency Contracts Purchased					12,977,123	0.94%
Total Forward Currency Contracts					12,977,123	0.94%

Cash and Foreign Currency:			Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			19,415,274		$19,415,274	1.41%
Euro			8,206,185		8,206,185	0.60%
Total Cash and Foreign Currency Purchased					27,621,459	2.01%
Other Cash and Foreign Currency					1,509,563	0.11%
Total Cash and Foreign Currency					29,131,022	2.12%
Total Underlying Positions					$1,375,512,303	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2023	(Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2023:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$48,359,447	$-	$48,359,447
Commodity Pool	-	182,546,979	-	182,546,979
Corporate Bonds	-	96,260,816	-	96,260,816
Mortgage Backed Securities	-	89,442,081	-	89,442,081
Municipal Bonds	-	4,342,143	-	4,342,143
U.S. Government Agency Issues	-	42,817,630	-	42,817,630
U.S. Government Notes	-	179,504,056	-	179,504,056
Short Term Investments	-	379,179,602	-	379,179,602
Total Investments	$-	$1,022,452,754	$-	$1,022,452,754

Swap Contracts*
Long Total Return Swap Contracts	$-	$78,771,356	$-	$78,771,356
Total Swap Contracts	$-	$78,771,356	$-	$78,771,356

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at September 30, 2023.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.